Supplement to the currently effective Statements of Additional Information of each of the funds/portfolios listed below:

Cash Account Trust                         DWS Equity Partners Fund                  DWS Small Cap Core Fund
    Government and Agency Securities       DWS Europe Equity Fund                    DWS Small Cap Growth Fund
    Portfolio                              DWS Floating Rate Plus Fund               DWS Small Cap Value Fund
     Davidson Cash Equivalent Shares       DWS Global Bond Fund                      DWS Strategic Government Securities Fund
     Davidson Cash Equivalent Plus Shares  DWS Global Opportunities Fund             DWS Strategic High Yield Tax-Free Fund
     DWS Government & Agency Money Fund    DWS Global Thematic Fund                  DWS Strategic Income Fund
     Capital Assets Funds Shares           DWS GNMA Fund                             DWS Target 2010 Fund
     Premier Money Market Shares           DWS Gold & Precious Metals Fund           DWS Target 2011 Fund
     Service Shares                        DWS Growth & Income Fund                  DWS Target 2012 Fund
    Money Market Portfolio                 DWS Health Care Fund                      DWS Target 2013 Fund
     Capital Assets Funds Shares           DWS High Income Fund                      DWS Target 2014 Fund
     Capital Assets Funds Preferred Shares DWS High Income Plus Fund                 DWS Technology Fund
     Davidson Cash Equivalent Shares       DWS Inflation Protected Plus Fund         DWS U.S. Bond Index Fund
     Davidson Cash Equivalent Plus Shares  DWS Intermediate Tax/AMT Free Fund        DWS Value Builder Fund
     Premier Money Market Shares           DWS International Fund                    DWS Variable Series I
     Premium Reserve Money Market Shares   DWS International Select Equity Fund       DWS Bond VIP
     Service Shares                        DWS International Value Opportunities      DWS Capital Growth VIP
    Tax-Exempt Portfolio                     Fund                                     DWS Global Opportunities VIP
     Capital Assets Funds Shares           DWS Investments VIT Funds                  DWS Growth & Income VIP
     Davidson Cash Equivalent Shares        DWS Equity 500 Index VIP                  DWS Health Care VIP
     DWS Tax-Free Money Fund Class S        DWS Small Cap Index VIP                   DWS International VIP
     DWS Tax-Exempt Money Fund             DWS Japan Equity Fund                     DWS Variable Series II
     Premier Money Market Shares           DWS Large Cap Value Fund                   DWS Balanced VIP
     Service Shares                        DWS Large Company Growth Fund              DWS Blue Chip VIP
     Tax Free Investment Class             DWS Latin America Equity Fund              DWS Conservative Allocation VIP
Cash Reserve Fund, Inc.                    DWS LifeCompass 2015 Fund                  DWS Core Fixed Income VIP
    Prime Series                           DWS LifeCompass 2020 Fund                  DWS Davis Venture Value VIP
     Prime Shares                          DWS LifeCompass 2030 Fund                  DWS Dreman High Return Equity VIP
DWS Alternative Asset Allocation Plus Fund DWS LifeCompass 2040 Fund                  DWS Dreman Small Mid Cap Value VIP
DWS Balanced Fund                          DWS LifeCompass Income Fund                DWS Global Thematic VIP
DWS Blue Chip Fund                         DWS LifeCompass Protect Fund               DWS Government & Agency Securities VIP
DWS California Tax-Free Income Fund        DWS LifeCompass Retirement Fund            DWS Growth Allocation VIP
DWS Capital Growth Fund                    DWS Lifecycle Long Range Fund              DWS High Income VIP
DWS Climate Change Fund                    DWS Managed Municipal Bond Fund            DWS International Select Equity VIP
DWS Commodity Securities Fund              DWS Massachusetts Tax-Free Fund            DWS Janus Growth & Income VIP
DWS Communications Fund                    DWS Micro Cap Fund                         DWS Large Cap Value VIP
DWS Core Fixed Income Fund                 DWS Mid Cap Growth Fund                    DWS Mid Cap Growth VIP
DWS Core Plus Allocation Fund              DWS Money Market Prime Series              DWS Moderate Allocation VIP
DWS Core Plus Income Fund                       DWS Money Market Fund                 DWS Money Market VIP
DWS Disciplined Long/Short Growth Fund          DWS Cash Investment Trust Class A     DWS Small Cap Growth VIP
DWS Disciplined Long/Short Value Fund           DWS Cash Investment Trust Class B     DWS Strategic Income VIP
DWS Disciplined Market Neutral Fund             DWS Cash Investment Trust Class C     DWS Technology VIP
DWS Dreman Concentrated Value Fund              DWS Cash Investment Trust Class S     DWS Turner Mid Cap Growth VIP
DWS Dreman High Return Equity Fund         DWS Money Market Series                   Investors Cash Trust
DWS Dreman Mid Cap Value Fund                   Premium Class S                          Treasury Portfolio
DWS Dreman Small Cap Value Fund                 Prime Reserve Class S                     Premier Money Market Shares
DWS EAFE(R) Equity Index Fund                DWS New York Tax-Free Income Fund              DWS U.S. Treasury Money Fund Class S
DWS Emerging Markets Equity Fund           DWS RREEF Global Infrastructure Fund           Investment Class Shares
DWS Emerging Markets Fixed Income Fund     DWS RREEF Global Real Estate Securities   NY Tax Free Money Fund
DWS Enhanced S&P 500 Index Fund                Fund                                  Tax Free Money Fund Investment
DWS Equity 500 Index Fund                  DWS RREEF Real Estate Securities Fund     Tax-Exempt California Money Market Fund
DWS Equity Income Fund                     DWS S&P 500 Index Fund
                                           DWS Short Duration Fund
                                           DWS Short Duration Plus Fund
                                           DWS Short-Term Municipal Bond Fund


Effective July 16, 2008, DWS Scudder Investments will change its name to DWS Investments. In addition, the Web site for DWS funds will change to www.dws-investments.com.

Also, effective July 16, 2008, several service providers to the funds and retirement plans will change their names. The new names will be as follows:

Current Name                                              New Name, effective July 16, 2008
------------                                              ---------------------------------

DWS Scudder Distributors, Inc.                            DWS Investments Distributors, Inc. ("DIDI")
DWS Scudder Fund Accounting Corporation                   DWS Investments Fund Accounting Corporation ("DIFA")
DWS Scudder Investments Service Company                   DWS Investments Service Company ("DISC")
DWS Scudder Wholesalers                                   DWS Investments Wholesalers
DWS Scudder Flex Plan                                     DWS Investments Flex Plan
DWS Scudder Individual Retirement Account (IRA)           DWS Investments Individual Retirement Account (IRA)
DWS Scudder Horizon Plan                                  DWS Investments Horizon Plan
DWS Scudder Profit Sharing and Money Purchase Pension     DWS Simplified Profit Sharing and Money Purchase Pension
    Plans                                                     Plans
DWS Scudder 401(k) Plan                                   DWS Investments 401(k) Plan
DWS Scudder 403(b) Plan                                   DWS Investments 403(b) Plan
DWS Scudder IRA                                           DWS Investments IRA


References to the designation "DWS Scudder" contained in the "Management" section of each of the funds' Statements of Additional Information are hereby changed to "DWS Investments." DWS Investments is part of Deutsche Bank's Asset Management division and, within the United States, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.











               Please Retain this Supplement for Future Reference





July 16, 2008